REGULATORY FRAMEWORK (Details Narrative) - USD ($) $ in Millions	1 Months Ended							12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Feb. 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Regulatory Framework
Power capacity term								15 years
Percentage of economic transaction	28.00%	23.00%	28.00%	25.00%	10.00%	20.00%
Percentage of commitment capacity								85.00%
Net power capacity term								5 years
Percentage of remuneration power capacity								35.00%	15.00%
Capital owned by government								$ 4,676
Percentage of remuneration							25.00%
Percentage of increase remuneration							23.00%
Purchase investment property								$ 30,000